WisdomTree Earnings Top 100 Fund (Ticker Symbol: EEZ)

Important Notice Regarding Change to Fund

Supplement Dated January 28, 2010

To The Prospectus and Statement of Additional Information Dated July 29, 2009

The following information should be read in conjunction with the Prospectus and Statement of Additional Information for the Fund listed above.

The Board of Trustees, after careful consideration, has determined to close the Fund.

The last day of trading of Fund shares on the NYSE Arca will be March 24, 2010. Shareholders may sell Fund shares through a broker in the standard manner through this date. Customary brokerage charges may apply to such transactions. The Fund will be closed to new investors as of March 25, 2010. Between March 25 and March 29, the Fund will be in the process of liquidating its portfolio assets. This will cause the Fund to increase its cash holdings and deviate from the investment objective and strategies stated in its prospectus.

Shareholders remaining in the Fund on March 29, 2010 will have their shares redeemed automatically on this date and will receive cash in an amount equal to the net asset value of their shares as of the close of business on March 29. This amount includes any accrued capital gains and dividends. Shareholders remaining in the Fund on March 29 will not be charged any transaction fees by the Fund. The net asset value of the Fund will reflect the costs of closing the Fund.

Whether you sell your shares or are automatically redeemed on March 29, you will generally recognize a capital gain (or loss) equal to the amount you receive for your shares above (or below) your adjusted cost basis in such shares.

If you would like additional information, including information about other WisdomTree Funds, please call 1-866-909-9473 or visit www.wisdomtree.com.

WIS-SP-003-0110

WisdomTree Europe Total Dividend Fund (Ticker Symbol: DEB)

Important Notice Regarding Change to Fund

Supplement Dated January 28, 2010

To The Prospectus and Statement of Additional Information Dated July 29, 2009

The following information should be read in conjunction with the Prospectus and Statement of Additional Information for the Fund listed above.

The Board of Trustees, after careful consideration, has determined to close the Fund.

The last day of trading of Fund shares on the NYSE Arca will be March 24, 2010. Shareholders may sell Fund shares through a broker in the standard manner through this date. Customary brokerage charges may apply to such transactions. The Fund will be closed to new investors as of March 25, 2010. Between March 25 and March 29, the Fund will be in the process of liquidating its portfolio assets. This will cause the Fund to increase its cash holdings and deviate from the investment objective and strategies stated in its prospectus.

Shareholders remaining in the Fund on March 29, 2010 will have their shares redeemed automatically on this date and will receive cash in an amount equal to the net asset value of their shares as of the close of business on March 29. This amount includes any accrued capital gains and dividends. Shareholders remaining in the Fund on March 29 will not be charged any transaction fees by the Fund. The net asset value of the Fund will reflect the costs of closing the Fund.

Whether you sell your shares or are automatically redeemed on March 29, you will generally recognize a capital gain (or loss) equal to the amount you receive for your shares above (or below) your adjusted cost basis in such shares.

If you would like additional information, including information about other WisdomTree Funds, please call 1-866-909-9473 or visit www.wisdomtree.com.

WIS-SP-002-0110

WisdomTree U.S. Short-Term Government Income Fund (Ticker Symbol: USY)

Important Notice Regarding Change to Fund

Supplement Dated January 28, 2010

To The Prospectus and Statement of Additional Information Dated December 29, 2009

The following information should be read in conjunction with the Prospectus and Statement of Additional Information for the Fund listed above.

The Board of Trustees, after careful consideration, has determined to close the Fund.

The last day of trading of Fund shares on the NYSE Arca will be March 24, 2010. Shareholders may sell Fund shares through a broker in the standard manner through this date. Customary brokerage charges may apply to such transactions. The Fund will be closed to new investors as of March 25, 2010. Between March 25 and March 29, the Fund will be in the process of liquidating its portfolio assets. This will cause the Fund to increase its cash holdings and deviate from the investment objective and strategies stated in its prospectus.

Shareholders remaining in the Fund on March 29, 2010 will have their shares redeemed automatically on this date and will receive cash in an amount equal to the net asset value of their shares as of the close of business on March 29. This amount includes any accrued capital gains and dividends. Shareholders remaining in the Fund on March 29 will not be charged any transaction fees by the Fund. The net asset value of the Fund will reflect the costs of closing the Fund.

Whether you sell your shares or are automatically redeemed on March 29, you will generally recognize a capital gain (or loss) equal to the amount you receive for your shares above (or below) your adjusted cost basis in such shares.

If you would like additional information, including information about other WisdomTree Funds, please call 1-866-909-9473 or visit www.wisdomtree.com.

WIS-SP-001-0110

WisdomTree International Technology Sector Fund (Ticker Symbol: DBT)

WisdomTree International Financial Sector Fund (Ticker Symbol: DRF)

WisdomTree International Health Care Sector Fund (Ticker Symbol: DBR)

WisdomTree International Consumer Staples Sector Fund (Ticker Symbol: DPN)

WisdomTree International Consumer Discretionary Sector Fund (Ticker Symbol: DPC)

WisdomTree International Industrial Sector Fund (Ticker Symbol: DDI)

WisdomTree International Communications Sector Fund (Ticker Symbol: DGG)

Important Notice Regarding Change to Funds

Supplement Dated January 28, 2010

To The Prospectus and Statement of Additional Information Dated July 29, 2009

The following information should be read in conjunction with the Prospectus and Statement of Additional Information for the Funds listed above.

The Board of Trustees, after careful consideration, has determined to close the Funds listed above.

The last day of trading of Fund shares on the NYSE Arca will be March 24, 2010. Shareholders may sell Fund shares through a broker in the standard manner through this date. Customary brokerage charges may apply to such transactions. The Funds will be closed to new investors as of March 25, 2010. Between March 25 and March 29, the Funds will be in the process of liquidating their portfolio assets. This will cause each Fund to increase its cash holdings and deviate from the investment objective and strategies stated in its prospectus.

Shareholders remaining in the Funds on March 29, 2010 will have their shares redeemed automatically on this date and will receive cash in an amount equal to the net asset value of their shares as of the close of business on March 29. This amount includes any accrued capital gains and dividends. Shareholders remaining in the Funds on March 29 will not be charged any transaction fees by the Funds. The net asset value of each Fund will reflect the costs of closing the Fund.

Whether you sell your shares or are automatically redeemed on March 29, you will generally recognize a capital gain (or loss) equal to the amount you receive for your shares above (or below) your adjusted cost basis in such shares.

If you would like additional information, including information about other WisdomTree Funds, please call 1-866-909-9473 or visit www.wisdomtree.com.

WIS-SP-004-0110